Document and Entity Information	Sep. 23, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 23, 2024
Entity Registrant Name	IDEAYA Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38915
Entity Tax Identification Number	47-4268251
Entity Address Address Line 1	5000 Shoreline Court
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	South San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94080
City Area Code	650
Local Phone Number	443-6209
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	IDYA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001676725